Right-of-use assets and lease liabilities (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Incremental borrowing rates	5.00%	4.20%
Variable lease payments which are not included in lease liabilities	$ 247,968	$ 253,206
Total cash outflow for leases	$ 1,196,008	$ 1,055,219